Note 5 - Reinsurance (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Effects of Reinsurance [Table Text Block]
	December 31, 2016	December 31, 2015
Balance Sheet
Benefits and claim reserves ceded	$28,830	$19,622
Amounts due from ceding company	2,560	1,822
	Years Ended
Statements of Comprehensive Loss	December 31, 2016	December 31, 2015

Ceded premium	$144,023	$53,768
Assumed premium	3,500,758	2,453,957
Allowances on ceded premium	10,644	10,851
Allowances paid on assumed premium	384,558	326,774
Assumed benefits	3,056,547	2,101,752